Average Annual Total Returns - iShares Fallen Angels USD Bond ETF	Mar. 01, 2021
Bloomberg Barclays US High Yield Fallen Angel 3% Capped Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.64%
Since Inception	10.51%
iShares Fallen Angels USD Bond ETF
Average Annual Return:
1 Year	14.43%
Since Inception	9.87%
Inception Date	Jun. 14, 2016
iShares Fallen Angels USD Bond ETF | After Taxes on Distributions
Average Annual Return:
1 Year	11.80%	[1]
Since Inception	7.18%	[1]
iShares Fallen Angels USD Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.36%	[1]
Since Inception	6.39%	[1]

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.